OTHER LIABILITIES, INCLUDING EMPLOYEE BENEFITS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension, postretirement, postemployment and other employment benefits	[1]	$ 1,260	$ 1,430
Provision for tax positions		152	157
Legal matters		77	63
Insurance claim reserves		59	56
Other		93	140
Total other liabilities		$ 1,641	1,846
Estimated future average expected rate of return per annum on pension assets		7.25%
Estimated future average expected rate of return on passively managed pension assets		6.75%
Estimated future average expected premium on actively managed pension assets		0.50%
Number of years Mercer Pension Discount Curve consists of spot interest rates at half-year increments		30 years
Years of service required for annuity to equal percentage of executive's highest average compensation for any consecutive three-year period during the preceeding five years before retirement		25 years
Other Postretirement Benefits Payable		$ 27
Accumulated benefit obligations in excess of plan assets [Abstract]
Projected benefit obligation		2,139	2,221
Accumulated benefit obligation		2,037	2,090
Fair value of plan assets		1,399	1,433
Balance of unfunded defined contribution plan		78	69
Costs charged to operations for employee savings plans and defined contribution plans		98	79	$ 66
Costs capitalized to oil and gas properties for employee savings plans and defined benefit contribution plans		13	$ 11	$ 5
Restructuring Charges		45
Special retirement benefits	[2]	(22)
Accounts Payable and Accrued Liabilities [Member]
Accumulated benefit obligations in excess of plan assets [Abstract]
Balance of unfunded defined contribution plan		35
Other Liabilities [Member]
Accumulated benefit obligations in excess of plan assets [Abstract]
Balance of unfunded defined contribution plan		$ 43

[1]	Refer to Note 7 for current portion.
[2]	Resulted from revised mine operating plans and reductions in the workforce (refer to Note 5 for further discussion).